Promissory Note - Third Party	3 Months Ended	6 Months Ended
	Mar. 31, 2025	Jun. 30, 2025
Promissory Note - Third Party
Promissory Note - Third Party

Note 9 — Promissory Note - Third Party

On March 25, 2025, the Company entered into a promissory note with Dr. Tham Seng Kong, who is one of the parties of the Merger Agreement, for an amount of $300,000 for the purpose of working capital. The promissory note is non-interest bearing and repayable upon consummation of an initial Business Combination. As of March 31, 2025, $30,000 had been borrowed under the promissory note.

Note 8 — Promissory Note - Third Party

On March 25, 2025 and May 27, 2025, the Company entered into two promissory notes with Dr. Tham Seng Kong, who is one of the parties of the Merger Agreement, for the amount of $300,000 and $350,000, respectively, for the purpose of working capital. The promissory notes are non-interest bearing and repayable upon consummation of an initial Business Combination. As of June 30, 2025, $450,000 had been borrowed under the promissory notes.